Consolidated cash flow statement £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax	£ 8,414		£ 3,065		£ 4,357
Adjustment for non-cash items:
Credit impairment (releases)/charges	(653)		4,838		1,912
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	2,076		1,734		1,520
Other provisions, including pensions	248		1,365		2,336
Net loss on disposal of investments and property, plant and equipment	39		47		7
Other non-cash movements including exchange rate movements	3,093		(2,977)		(280)
Changes in operating assets and liabilities
Net decrease/(increase) in cash collateral and settlement balances	4,101		4,321		(6,436)
Net increase in loans and advances at amortised cost	(10,728)		(4,365)		(2,255)
Net decrease/(increase) in reverse repurchase agreements and other similar secured lending	5,804		(5,652)		(1,071)
Net increase in deposits at amortised cost	38,397		65,249		20,949
Net increase/(decrease) in debt securities in issue	18,131		(6,309)		(9,911)
Net increase/(decrease) in repurchase agreements and other similar secured borrowing	14,178		(343)		(4,061)
Net (increase)/decrease in derivative financial instruments	(4,018)		(1,845)		2,863
Net increase in trading portfolio assets	(19,085)		(13,755)		(10,008)
Net increase/(decrease) in trading portfolio liabilities	6,764		10,489		(966)
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement	(15,626)		3,374		4,054
Net (increase)/decrease in other assets	(2,133)		452		(412)
Net increase/(decrease) in other liabilities	1,252		(1,500)		(2,872)
Corporate income tax paid	(1,335)		(683)		(228)
Net cash from operating activities	48,919		57,505		(502)
Net cash from investing activities
Purchase of debt securities at amortised cost	(12,500)		(14,671)		(14,729)
Proceeds from sale or redemption of debt securities at amortised cost	3,757		8,480		3,590
Purchase of financial assets at fair value through other comprehensive income	(75,673)		(91,744)		(92,365)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	89,342		80,895		81,202
Purchase of property, plant and equipment and intangibles	(1,720)		(1,324)		(1,793)
Proceeds from sale of property, plant and equipment and intangibles	0		0		46
Disposal of subsidiaries and associates, net of cash disposed	1,057		0		0
Other cash flows associated with investing activities	7		(12)		84
Net cash from investing activities	4,270		(18,376)		(23,965)
Net cash from financing activities
Dividends paid and other coupon payments on equity instruments	(1,360)		(936)		(1,912)
Issuance of subordinated liabilities	1,890		1,438		1,352
Redemption of subordinated liabilities	(4,807)		(3,258)		(3,248)
Issue of shares and other equity instruments	1,118		1,165		3,582
Repurchase of shares and other equity instruments	(1,275)		(1,056)		(2,668)
Issuance of debt securitiesa	8,415	[1]	5,736	[1]	3,994	[1]
Redemptions	(3,475)	[1]	0	[1]	0	[1]
Net purchase of treasury shares	399		357		410
Net cash from financing activities	107		2,732		690
Effect of exchange rates on cash and cash equivalents	(4,232)		1,668		(3,347)
Net increase/(decrease) in cash and cash equivalents	49,064		43,529		(27,124)
Cash and cash equivalents at beginning of year	210,142		166,613		193,737
Cash and cash equivalents at end of year	259,206		210,142		166,613
Cash and cash equivalents comprise:
Cash and balances at central banks	238,574		191,127		150,258
Loans and advances to banks with original maturity less than three months	6,488		5,955		8,021
Cash collateral balances with central banks with original maturity less than three months	13,532		12,204		7,854
Treasury and other eligible bills with original maturity less than three months	612		856		480
Cash and cash equivalents	£ 259,206		£ 210,142		£ 166,613

[1]	Issuance of debt securities and Redemption of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for MREL instruments which came into effect during 2019. Refer to Note 1, paragraph 4(vi), for further details. Interest received was £17,194m (2020: £18,748m; 2019: £34,061m) and interest paid was £8,063m (2020: £9,577m; 2019: £23,186m). These amounts include interest paid and received arising from trading activities. Dividends received were £20m (2020: £37m; 2019: £76m). The Group is required to maintain balances with central banks and other regulatory authorities. These amounted to £4,750m (2020: £3,392m; 2019: £4,893m) and are included within the Cash and cash equivalents. For the purposes of the cash flow statement, cash comprises cash on hand and demand deposits and cash equivalents comprise highly liquid investments that are convertible into cash with an insignificant risk of changes in value with original maturities of three months or less. Repurchase and reverse repurchase agreements are not considered to be part of cash equivalents.